UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end:  June 30, 2008

                    Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds, Inc, is comprised of:

          Sit International Growth Fund (Series A)
          Sit Balanced Fund (Series B)
          Sit Developing Markets Growth Fund (Series C)
          Sit Small Cap Growth Fund (Series D)
          Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (96.3%) (2)
   AFRICA/ MIDDLE EAST (1.0%)
    ISRAEL (1.0%)
         12,400  Amdocs, Ltd., A.D.R. (Tech. Services) (3)             351,664
                                                              ----------------
   ASIA (32.1%)
    AUSTRALIA (9.1%)
         11,514  Australia and New Zealand Banking
                   Group (Finance)                                     237,286
         47,051  BHP Billiton, Ltd. (Non-Energy Minerals)            1,539,828
          3,800  Rio Tinto, p.l.c., A.D.R. (Non-Energy
                   Minerals)                                         1,564,992
                                                              ----------------
                                                                     3,342,106
                                                              ----------------
    HONG KONG / CHINA (6.2%)
          6,900  China Mobile, Ltd., A.D.R. (Communications)           517,569
         65,800  Hongkong Land Holdings, Ltd. (Finance)                271,754
          2,528  HSBC Holdings, p.l.c. (Finance)                        41,642
         18,600  HSBC Holdings, p.l.c. (Finance)                       303,043
        122,500  NetDragon Websoft, Inc. (Tech. Svcs.) (3)             164,327
        222,000  Petrochina (Energy Minerals)                          277,263
         31,600  Sun Hung Kai Properties, Ltd. (Finance)               492,922
          5,200  Suntech Power Holdings Co. (Elec. Tech.) (3)          210,912
                                                              ----------------
                                                                     2,279,432
                                                              ----------------
    INDIA * (0.5%)
          5,100  ICICI Bank Ltd. (Finance)                             194,769
                                                              ----------------

    JAPAN (15.7%)
          5,300  AFLAC, Inc., A.D.R. (Finance)                         344,235
         20,500  Asahi Breweries (Consumer Non-Durables)               422,627
         10,500  Canon, Inc. (Electronic Tech.)                        483,497
             54  East Japan Railway (Transportation)                   449,097
          5,900  FANUC LTD. (Producer Mfg.)                            561,116
         11,200  Honda Motor Co., Ltd. (Producer Mfg.)                 319,663
         14,200  Ito En, Ltd. (Consumer Non Durables)                  251,292
          4,260  Ito En, Ltd. (Pfd.) (Consumer Non Durables)            48,122
         11,000  Kao Corp. (Consumer Non-Durables)                     311,748
             46  KDDI Corp. (Communications)                           281,039
         13,000  Kirin Holdings Company, Ltd.
                   (Consumer Non-Durables)                             245,837
          7,000  Millea Holdings, Inc. (Finance)                       258,427
         27,980  Mitsubishi  UFJ Financial Group, Inc.
                   (Finance)                                           241,400
         16,000  Mitsui O.S.K. Lines, Ltd. (Transportation)            193,419
         34,000  Nippon Oil Corp. (Energy Minerals)                    212,159
          3,600  Sony Corp. (Consumer Durables)                        144,252
             42  Sumitomo Mitsui Financial Group, Inc.
                   (Finance)                                           276,404
          5,200  Takeda Pharmaceutical Co. (Health Tech.)              260,313
          5,200  Yamada Denki Co. (Retail Trade)                       448,636
                                                              ----------------
                                                                     5,753,283
                                                              ----------------
    SOUTH KOREA (0.6%)
            750  Samsung Electronics Co., G.D.R.
                   (Electronic Tech.)                                  235,901
                                                              ----------------

   EUROPE (55.6%)
    AUSTRIA (0.8%)
          2,171  Raiffeisen Intl. Bank Holding A.G. (Finance)          295,952
                                                              ----------------

    CZECH REPUBLIC (1.3%)
          5,600  Central European Media Enterprises, Ltd.
                   (Consumer Svcs.) (3)                                477,288
                                                              ----------------

    DENMARK (3.5%)
          3,300  Genmab A/S (Health Technology) (3)                    167,676
         10,200  Vestas Wind Systems A/S
                   (Process Industries) (3)                          1,114,282
                                                              ----------------
                                                                     1,281,958
                                                              ----------------

    FINLAND (1.4%)
         16,550  Nokia Corp., A.D.R. (Electronic Tech.)                526,786
                                                              ----------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
    FRANCE (9.0%)
          8,060  AXA (Finance)                                         292,543
          2,510  BNP Paribas (Finance)                                 253,175
          4,784  Danone (Consumer Non-Durables)                        427,789
         10,600  Schlumberger, Ltd. (Industrial Svcs.)                 922,200
          6,884  Total, S.A. (Energy Minerals)                         511,238
         13,085  Veolia Environment (Utilities)                        912,276
                                                              ----------------
                                                                     3,319,221
                                                              ----------------
    GERMANY (7.7%)
          1,850  Allianz SE (Finance)                                  366,489
          5,250  Fresenius AG (Health Tech.)                           437,217
          2,487  Muenchener Rueckver (Finance)                         486,398
          1,485  Puma AG (Consumer Durables)                           571,906
         10,892  SAP AG (Tech. Services)                               541,324
          3,896  Siemens AG (Producer Mfg.)                            422,255
                                                              ----------------
                                                                     2,825,589
                                                              ----------------
    IRELAND (0.8%)
         21,920  Anglo Irish Bank Corp. (Finance) (3)                  292,424
                                                              ----------------

    ITALY (1.8%)
         25,350  Azimut Holdings SpA (Finance) (3)                     262,941
         36,400  Enel S.P.A. (Utilities) (3)                           386,176
                                                              ----------------
                                                                       649,117
                                                              ----------------
    NETHERLANDS (3.3%)
          7,700  CNH Global N.V. (Producer Manufacturing)              400,631
          2,300  Core Laboratories N.V. (Industrial Svcs.) (3)         274,390
          6,496  ING Groep N.V. (Finance)                              243,263
          7,180  Philips Electronics N.V.  (Consumer Durables)         274,658
                                                              ----------------
                                                                     1,192,942
                                                              ----------------
    NORWAY (1.6%)
         11,100  Telenor ASA (Communications) (3)                      212,525
          6,400  Telenor, A.D.R. (Communications)                      368,000
                                                              ----------------
                                                                       580,525
                                                              ----------------
    SPAIN (2.2%)
          7,600  Banco Bilbao Vizcaya, S.A. (Finance)                  167,124
         22,675  Telefonica, S.A. (Communications)                     651,529
                                                              ----------------
                                                                       818,653
                                                              ----------------
    SWEDEN (0.7%)
         13,500  Ericsson, A.D.R. (Electronic Tech.)                   265,275
                                                              ----------------

    SWITZERLAND (12.3%)
         16,700  ABB, Ltd., A.D.R. (Producer Manufacturing)            449,564
          3,325  Credit Suisse Group (Finance)                         169,247
          5,755  Kuehne & Nagel Intl. A.G. (Transportation)            575,732
          1,563  Nestle, S.A. (Consumer Non-Durables)                  781,028
          9,600  Novartis, A.G. (Health Tech.)                         492,035
          2,146  Panalpina Welttransport Holding
                   (Transportation) (3)                                262,551
          3,045  Roche Holdings, A.G. (Health Tech.)                   573,065
          2,300  Swiss Reinsurance (Finance)                           200,911
          1,760  Syngenta, A.G. (Process Industries)                   515,718
          3,620  Synthes, Inc. (Health Tech.) (3)                      506,312
                                                              ----------------
                                                                     4,526,163
                                                              ----------------

    UNITED KINGDOM (9.2%)
         43,910  BAE Systems p.l.c. (Producer Manufacturing)           422,874
         35,800  Burberry Group, p.l.c. (Retail Trade)                 320,081
          7,100  GlaxoSmithkline, A.D.R. (Health Tech.)                301,253
         19,100  Pearson plc (Consumer Services)                       259,378
          9,835  Reckitt Benckiser, p.l.c. (Consumer
                   Non-Durables)                                       544,773
         28,281  Royal Bank of Scotland (Finance)                      189,290

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
          1,600  Shire, p.l.c., A.D.R. (Health Technology)              92,736
         68,390  Tesco, p.l.c. (Retail Trade)                          514,415
        184,359  Vodafone Group, p.l.c. (Communications)               552,122
         15,354  WPP Group p.l.c. (Consumer Svcs.)                     183,138
                                                              ----------------
                                                                     3,380,060
                                                              ----------------
   LATIN AMERICA (3.6%)
    ARGENTINA (1.4%)
          9,850  Tenaris S.A., A.D.R. (Industrial Services)            491,022
                                                              ----------------

    BRAZIL (0.5%)
          5,300  Companhia Vale do Rio Doce, A.D.R.
                   (Non-Energy Minerals)                               183,592
                                                              ----------------

    MEXICO (1.7%)
          7,900  NII Holdings, Inc. (Communications) (3)               251,062
         88,260  Wal-Mart de Mexico (Retail Trade)                     372,188
                                                              ----------------
                                                                       623,250
                                                              ----------------
   NORTH AMERICA (4.0%)
    CANADA (3.2%)
         10,300  Agrium, Inc. (Process Industries)                     639,733
          4,900  Research In Motion, Ltd. (Electronic
                   Tech.) (3)                                          549,927
                                                              ----------------
                                                                     1,189,660
                                                              ----------------
    UNITED STATES (0.8%)
         10,200  News Corp., Ltd., A.D.R. (Consumer Svcs.)             191,250
          5,529  VeriFone Holdings, Inc. (Commercial
                   Svcs.) (3)                                           87,745
                                                              ----------------
                                                                       278,995
                                                              ----------------

Total common stocks
    (cost: $24,793,216)                                             35,355,627
                                                              ----------------

CLOSED-END MUTUAL FUND (1.1%) (2)
          8,500  India Fund* (Consumer Svcs.)                          386,070
    (cost: $215,143)                                          ----------------

SHORT TERM SECURITIES (2.7%) (2)
        998,000  Sit Money Market Fund, 2.89% (4)                      998,000
    (cost: $998,000)                                          ----------------

Total investments in securities
    (cost:  $26,006,359)                                      $     36,739,697
                                                              ----------------


Other Assets and Liabilities, Net [-0.04%]                             (16,636)

                                                              ----------------
Total Net Assets                                              $     36,723,061
                                                              ================


                                                              ----------------
Aggregate Cost                                                      26,006,359
                                                              ----------------

Gross Unrealized Appreciation                                       11,958,480
Gross Unrealized Depreciation                                       (1,225,142)
                                                              ----------------
Net Unrealized Appreciation(Depreciation)                           10,733,338
                                                              ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR     Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (60.5%) (2)

  COMMUNICATIONS (2.5%)
          3,200  AT&T, Inc.                                            122,560
          2,300  Crown Castle Intl. Corp. (3)                           79,327
          1,200  NII Holdings, Inc. (3)                                 38,136
          3,000  Vodafone Group, A.D.R.                                 88,530
                                                              ----------------
                                                                       328,553
                                                              ----------------
  CONSUMER DURABLES (0.2%)
          1,100  Activision, Inc. (3)                                   30,041
                                                              ----------------
  CONSUMER NON-DURABLES (5.0%)
          2,700  Coca-Cola Company                                     164,349
          1,300  Colgate-Palmolive Co.                                 101,283
            700  NIKE, Inc.                                             47,600
          2,600  PepsiCo, Inc.                                         187,720
          2,000  The Procter & Gamble Co.                              140,140
                                                              ----------------
                                                                       641,092
                                                              ----------------
  CONSUMER SERVICES (2.7%)
            300  Apollo Group, Inc.  (3)                                12,960
          2,100  Comcast Corp. (3)                                      40,614
          2,000  International Game Technology                          80,420
          1,100  Marriott International, Inc.                           37,796
          2,400  McDonald's Corp.                                      133,848
          3,000  News Corp.                                             56,250
                                                              ----------------
                                                                       361,888
                                                              ----------------
  ELECTRONIC TECHNOLOGY (7.5%)
          1,400  Analog Devices, Inc.                                   41,328
            600  Apple Computer, Inc. (3)                               86,100
          3,400  Applied Materials, Inc.                                66,334
          7,400  Cisco Systems, Inc. (3)                               178,266
          5,600  EMC Corp. (3)                                          80,304
          2,000  Hewlett-Packard Co.                                    91,320
          4,700  Intel Corp.                                            99,546
          5,100  Nokia Corp., A.D.R.                                   162,333
          3,000  Qualcomm, Inc.                                        123,000
          1,500  Texas Instruments, Inc.                                42,405
                                                              ----------------
                                                                       970,936
                                                              ----------------
  ENERGY MINERALS (7.0%)
          1,300  Murphy Oil Corp.                                      106,782
          3,000  Occidental Petroleum Corp.                            219,510
          5,400  Southwestern Energy Co. (3)                           181,926
            400  Suncor Energy, Inc.                                    38,540
          1,500  Ultra Petroleum Corp. (3)                             116,250
          1,200  Valero Energy Corp.                                    58,932
          2,916  XTO Energy, Inc.                                      180,384
                                                              ----------------
                                                                       902,324
                                                              ----------------
  FINANCE (4.6%)
            900  American International Group, Inc.                     38,925
          1,200  Bank of New York Mellon Financial Corp.                50,076
             75  Chicago Mercantile Exchange Holdings Inc.              35,183
          2,166  Citigroup, Inc.                                        46,396
            800  Franklin Resources, Inc.                               77,592
            600  Goldman Sachs Group, Inc.                              99,234
          2,100  JPMorgan Chase & Co.                                   90,195
          1,000  Lincoln National Corp.                                 52,000
            500  Morgan Stanley                                         22,850
          1,100  Prudential Financial, Inc.                             86,075
                                                              ----------------
                                                                       598,526
                                                              ----------------
  HEALTH SERVICES (1.4%)
            600  McKesson Corp.                                         31,422
          1,200  Medco Health Solutions, Inc. (3)                       52,548
          1,700  UnitedHealth Group, Inc.                               58,412
          1,000  WellPoint, Inc. (3)                                    44,130
                                                              ----------------
                                                                       186,512
                                                              ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR     Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
  HEALTH TECHNOLOGY (7.6%)
          2,300  Abbott Laboratories                                   126,845
            600  Allergan, Inc.                                         33,834
          2,400  Celgene Corp. (3)                                     147,096
          2,300  Genentech, Inc. (3)                                   186,714
          1,500  Genzyme Corp. (3)                                     111,810
          2,400  Gilead Sciences, Inc. (3)                             123,672
            700  Johnson & Johnson                                      45,409
          1,800  Medtronic, Inc.                                        87,066
            725  Merck & Co., Inc.                                      27,514
          1,700  Thermo Fisher Scientific, Inc.                         96,628
                                                              ----------------
                                                                       986,588
                                                              ----------------
  INDUSTRIAL SERVICES (3.4%)
          2,100  McDermott International, Inc.                         115,122
            500  National-Oilwell Varco, Inc. (3)                       29,190
          2,200  Noble Corp.                                           109,274
          2,100  Schlumberger, Ltd.                                    182,700
                                                              ----------------
                                                                       436,286
                                                              ----------------
  NON-ENERGY MINERALS (1.0%)
            650  Allegheny Technologies, Inc.                           46,384
            800  Freeport-McMoRan Copper & Gold                         76,976
                                                              ----------------
                                                                       123,360
                                                              ----------------
  PROCESS INDUSTRIES (2.3%)
          1,150  Air Products and Chemicals, Inc.                      105,800
          1,700  Monsanto Co.                                          189,550
                                                              ----------------
                                                                       295,350
                                                              ----------------
  PRODUCER MANUFACTURING (6.0%)
          2,900  ABB, Ltd.                                              78,068
          1,400  Deere & Co.                                           112,616
          1,800  Emerson Electric Co.                                   92,628
          1,100  General Dynamics Corp.                                 91,707
          4,200  General Electric Co.                                  155,442
          1,100  ITT Industries, Inc.                                   56,991
            600  Lockheed Martin Corp.                                  59,580
          1,000  The Boeing Co.                                         74,370
            900  United Technologies Corp.                              61,938
                                                              ----------------
                                                                       783,340
                                                              ----------------
  RETAIL TRADE (2.3%)
          3,700  CVS/Caremark Corp.                                    149,887
          1,600  Target Corp.                                           81,088
          1,200  Wal-Mart Stores, Inc.                                  63,216
                                                              ----------------
                                                                       294,191
                                                              ----------------
  TECHNOLOGY SERVICES (4.5%)
          2,200  Accenture Ltd.                                         77,374
          2,000  Adobe Systems, Inc. (3)                                71,180
            250  Google, Inc. (3)                                      110,118
          7,000  Microsoft Corp.                                       198,660
          3,300  Oracle Corporation                                     64,548
          1,300  SAP AG                                                 64,441
                                                              ----------------
                                                                       586,321
                                                              ----------------
  TRANSPORTATION (1.2%)
          1,200  Burlington Northern Sante Fe Corp.                    110,664
          2,100  UTI Worldwide, Inc.                                    42,168
                                                              ----------------
                                                                       152,832
                                                              ----------------
  UTILITIES (1.3%)
          2,900  Equitable Resources, Inc.                             170,810
                                                              ----------------

Total common stocks                                                  7,848,950
(cost: $6,129,210)                                            ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR     Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
BONDS (30.2%) (2)

  ASSET-BACKED SECURITIES (5.0%)
                 Countrywide Home Loans:
        100,000   2006-S6 A3, 5.658%, 3/25/34                           85,579
         25,000   2006-S6 A4, 5.799%, 3/25/34                           18,182
         75,000   2006-S9 A6, 5.588%, 8/25/36                           63,359
         12,787   2006-S10 A1, 5.43%, 10/25/36                          12,192
                 GMAC Mortgage Corporation Loan Trust:
         90,000   2007-HE2 A4, 6.424%, 7/25/37                          43,215
         75,000   2007-HE2 A5, 6.551%, 7/25/37                          34,639
         25,000   2006-A4, 6.088%, 10/25/36                             14,339
                    Green Tree Financial Corp:
         28,804   1997-1 A6, 7.29%, 3/15/28                             29,642
         30,577   1997-6 A10, 6.87%, 1/15/29                            30,728
         32,680  Indymac Mfg. Housing,
                  1998-2 A2, 6.17%, 12/25/11                            32,950
                 Origen Mfg. Housing:
         31,536   2001-A A5, 7.08%, 3/15/32                             32,982
         20,199   2002-A A3, 6.17%, 5/15/23                             21,078
                       Residential Funding:
         40,000   2003-HI2 A6, 4.76%, 7/25/28                           39,789
         75,000   2006-HSA1 A4, 5.49%, 11/25/35                         36,510
         50,000   2007-HI1 A3, 5.72%, 3/25/37                           38,268
         75,000   2007-HSA2 A3, 5.75%, 12/25/25                         57,673
         40,000   2006-HI2 A4, 6.20%, 2/25/36                           23,595
         50,000  Structured Asset Securities Corp.
                  2005-4XS, 5.25%, 3/25/35                              39,315
                                                              ----------------
                                                                       654,035
                                                              ----------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (7.0%)
                 Bank of America Funding Corp:
         80,365   2003-2 1A1, 6.50%, 6/25/32                            82,625
         40,566   2005-5 A11, 5.50%, 9/25/35                            39,729
         50,000   2006-7 A12, 6.00%, 9/25/36                            48,336
          6,875  Countrywide Alternative Loan Trust
                  2005-53T2 2A1, 6.00%, 11/25/35                         6,364
        120,000   2005-24 A36, 5.50%, 11/25/35                         105,381
         28,368  Federal Home Loan Mortgage Corporation,
                  3.25%, 4/15/32                                        26,968
                 Federal National Mtg. Association:
         66,251   6.50%, 10/25/17                                       69,342
         23,370   5.50%, 5/25/25                                        23,873
         34,134   4.00%, 5/25/33                                        33,296
        100,000   5.50%, 4/25/35                                        99,152
         32,660  GSR Mortgage Loan Trust 2005-4F 5A2,
                   6.00%, 5/25/35                                       30,649
         75,000  JPALT 2006-S3, 6.12%, 8/25/36                          66,016
         44,456  Master Asset Securitization Trust
                  2003-4 CA1, 8.00%, 5/25/18                            46,477
                 Residential Funding Mtg. Securities:
         45,805   2005-S6 A2, 5.25%, 8/25/35                            39,873
         98,212   2006-S3 A8, 5.50%, 03/25/36                           85,927
         32,828  Washington Mutual Mtg. Pass-Through
                  2002-S8, 5.25%, 1/25/18                               31,864
         75,000  Wells Fargo Mortgage Backed Securities
                  2002-S8, 6.00%, 10/25/36                              73,690
                                                              ----------------
                                                                       909,562
                                                              ----------------
  CORPORATE BONDS (7.8%)
         64,209  America West Airlines, 7.93%, 1/2/19                   67,741
         25,000  Bank of NY Mellon MTN, 4.95%, 11/1/12                  25,614
         50,000  Bard (C.R.), Inc., 6.70%, 12/1/26                      51,762
         75,000  Continental Airlines, Inc., 6.563%, 2/15/12            77,625
         50,000  JPM Chase Capital, 6.80%, 10/1/37                      45,684
         25,000  JP Morgan Chase & Co., 6.625%, 3/15/12                 26,579
        300,000  MBIA Insurance Co., 14.00%, 1/15/33                   294,000
         35,000  MBNA Bank, 6.625%, 6/15/12                             37,897
         50,000  McDonald's Corp., 6.30%, 10/15/37                      51,360
         50,000  Midamerican Energy Hldgs, 8.48%, 9/15/28               59,936

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR     Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
         95,158  Procter & Gamble ESOP, 9.36%, 1/1/21                  122,693
         65,000  Susa Partnership (GE), 7.45%, 7/1/18                   75,219
         25,000  US Bank Corp., 6.375%, 8/1/11                          27,068
         50,000  Wells Fargo Co., 5.25%, 10/23/12                       51,854
                                                              ----------------
                                                                     1,015,032
                                                              ----------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (1.8%)
         99,388  5.50%, 2/1/38                                         100,456
         43,858  8.00%, 9/1/15                                          46,676
         29,856  8.375%, 5/17/20                                        32,528
         15,698  8.50%, 7/1/18                                          16,962
         33,013  8.50%, 10/1/30                                         35,833
                                                              ----------------
                                                                       232,455
                                                              ----------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.6%)
         80,990  7.15%, 10/1/30                                         87,047
         16,804  7.50%, 6/1/32                                          18,274
         64,279  7.50%, 4/1/33                                          68,004
         17,107  8.00%, 12/1/27                                         18,579
         55,391  8.00%, 2/1/31                                          60,033
         30,410  8.465%, 4/15/26                                        33,685
         19,062  9.50%, 5/1/27                                          21,378
          8,055  9.75%, 1/1/13                                           9,127
          7,411  10.25%, 6/15/13                                         8,461
         13,740  11.00%, 12/1/12                                        15,268
                                                              ----------------
                                                                       339,856
                                                              ----------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.2%)
         50,086  7.00%, 12/15/24                                        53,967
         79,072  8.375%, 3/15/31                                        86,611
          1,739  9.00%, 6/15/11                                          1,882
          1,181  9.00%, 6/15/09                                          1,225
          6,642  9.00%, 11/15/16                                         7,251
            973  9.50%, 5/20/16                                          1,073
          1,471  9.50%, 9/20/18                                          1,634
            599  11.25%, 10/15/11                                          682
                                                              ----------------
                                                                       154,325
                                                              ----------------
  TAXABLE MUNICIPAL SECURITIES (0.8%)
        100,000  Academica Charter School, 8.00%, 8/15/24               94,515
          8,000  Bernalillo Multifamily, Series 1998A,
                   7.50%, 9/20/20                                        8,547
                                                              ----------------
                                                                       103,062
                                                              ----------------
  U.S. GOVERNMENT SECURITIES (4.0%)
                 U.S. Treasury Strips, Zero Coupon:
         75,000    4.14% effective yield, 2/15/12                       68,697
        175,000    5.02% effective yield, 5/15/30                       64,823
         50,000  U.S. Treasury Bond, 4.50%, 11/30/11                    54,273
                 U.S. Treasury Notes:
        250,000    4.625%, 8/31/11                                     271,485
         50,000    4.875%, 8/15/16                                      56,008
                                                              ----------------
                                                                       515,286
                                                              ----------------

  Total bonds                                                        3,923,613
   (cost: $4,136,528)                                         ----------------

CLOSED-END MUTUAL FUNDS (3.0%) (2)
          6,309  American Select Portfolio                              73,437
          6,703  American Strategic, Inc. Portfolio                     71,655
         14,470  American Strategic, Inc. Portfolio II                 155,842
          8,409  American Strategic, Inc. Portfolio III                 91,910
                                                              ----------------
  Total closed-end mutual funds                                        392,844
   (cost: $405,621)                                           ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR     Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES (6.8%) (2)
        887,000  Sit Money Market Fund, 2.89% (4)                      887,000
   (cost: $887,000)                                           ----------------

Total investments in securities                               $     13,052,407
   (cost: $11,558,359)                                        ----------------


Other Assets and Liabilities, Net [-0.6%]                              (78,525)

                                                              ----------------
Total Net Assets                                              $     12,973,882
                                                              ================


                                                              ----------------
Aggregate Cost                                                      11,558,359
                                                              ----------------

Gross Unrealized Appreciation                                        2,112,272
Gross Unrealized Depreciation                                         (618,224)
                                                              ----------------
Net Unrealized Appreciation(Depreciation)                            1,494,048
                                                              ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
       QUANTITY  NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (97.7%) (2)
    AFRICA/ MIDDLE EAST (5.1%)
      ISRAEL (3.4%)
         11,300  Amdocs, Ltd. (Technology Svcs.) (3)                   320,468
          7,100  NICE Systems Ltd., A.D.R. (Electronic
                   Tech.) (3)                                          200,362
          5,700  Teva Pharmaceutical, A.D.R. (Health Tech.)            263,283
                                                              ----------------
                                                                       784,113
                                                              ----------------
      SOUTH AFRICA (1.7%)
          8,400  Bidvest Group, Ltd. (Consumer Services)               116,005
          6,900  Naspers, Ltd. (Consumer Services)                     119,963
          3,000  Sasol (Energy Minerals)                               145,170
                                                              ----------------
                                                                       381,138
                                                              ----------------
    ASIA (63.0%)
      AUSTRALIA (6.8%)
          9,000  BHP Billiton, Ltd., A.D.R. (Non-Energy
                   Minerals)                                           592,650
          4,700  Rio Tinto (Non-Energy Minerals)                       526,178
          1,000  Rio Tinto, A.D.R, (Non-Energy Minerals)               411,840
                                                              ----------------
                                                                     1,530,668
                                                              ----------------
      CHINA / HONG KONG (23.0%)
        186,000  Ajisen China Holdings, Ltd.
                   (Consumer Services) (3)                             234,213
        240,000  China Communications Construction. Co.
                   (Transportation) (3)                                530,411
          5,333  China Life Insurance Co., A.D.R. (Utilities)          277,636
          8,200  China Mobile, Ltd. (Communications)                   615,082
        238,000  China Oilfield Services, Ltd. (Industrial
                   Svcs.)                                              390,212
         23,000  China Shenhua Energy Co. (Energy Minerals)             91,910
        660,000  China Water Affairs Group (Utilities) (3)             220,490
         18,200  ChinaEdu Corp., A.D.R. (Consumer Svcs.) (3)           120,666
          4,000  Focus Media Holding, Ltd., A.D.R.
                   (Commercial Services) (3)                           140,600
          3,700  Home Inns & Hotels Mgmt., Inc., A.D.R.
                   (Consumer Services) (3)                              72,853
          6,000  Hong Kong Exchanges & Clearing (Finance)              102,998
         45,000  Hongkong Land Holdings, Ltd. (Finance)                185,850
        135,000  Huabao International Holdings, Ltd.
                   (Consumer Non-Durables)                             111,016
         28,000  Li & Fung, Ltd. (Consumer Durables)                   103,795
         77,500  NetDragon Websoft, Inc. (Tech. Services) (3)          103,962
          4,500  New Oriental Education & Technology
                   Group, A.D.R.  (Consumer Svcs.) (3)                 291,870
        180,000  PetroChina Co. (Energy Minerals)                      224,808
         95,308  Ports Design, Ltd. (Retail Trade)                     269,417
         12,000  Sun Hung Kai Properties, Ltd. (Finance)               187,186
          9,400  Suntech Power Holdings Co., Ltd.,  A.D.R.
                   (Electronic Technology) (3)                         381,264
        158,000  Travelsky Technology, Ltd. (Consumer Svcs.)           117,546
         96,000  Tsingtao Brewery Co., Ltd. (Consumer Non-
                   Durables)                                           283,708
         86,000  Xinao Gas Holdings, Ltd. (Utlities)                   154,924
                                                              ----------------
                                                                     5,212,417
                                                              ----------------
     INDIA * (3.8%)
          5,500  ICICI Bank, A.D.R. (Finance)                          210,045
          4,600  Infosys Technologies, Ltd., A.D.R. (Tech-
                   nology Svcs.)                                       164,542
          4,300  Reliance Industries, Ltd., G.D.R.
                   (Energy Minerals)                                   485,690
                                                              ----------------
                                                                       860,277
                                                              ----------------
      INDONESIA (1.8%)
        102,500  PT Astra International (Producer Mfg.)                270,030
          3,400  PT Telekomunikasi, A.D.R. (Communications)            142,596
                                                              ----------------
                                                                       412,626
                                                              ----------------
================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
       QUANTITY  NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
      PHILLIPINES (2.4%)
        826,500  Manila Water Co. (Utilities)                          351,218
        486,000  SM Prime Holdings, Inc. (Retail Trade)                 98,899
        107,000  Union Bank of Philippines (Finance)                    89,658
                                                              ----------------
                                                                       539,775
                                                              ----------------
      RUSSIA (8.6%)
         15,050  Gazprom, A.D.R. (Energy Minerals)                     767,550
          1,500  Gazprom, A.D.R. (Energy Minerals)                      75,750
          3,000  Mobile Telesystems, A.D.R. (Communications)           227,550
          2,700  LUKOIL, A.D.R. (Energy Minerals)                      230,850
          5,400  Uralkali, G.D.R. (Process Industries) (3)             221,400
         14,000  Vimpel Communications, A.D.R.
                   (Communications) (3)                                418,460
                                                              ----------------
                                                                     1,941,560
                                                              ----------------
      SINGAPORE (1.1%)
         51,600  KS Energy Services, Ltd. (Energy Minerals)             67,478
         85,650  Starhub, Ltd. (Communications)                        189,165
                                                              ----------------
                                                                       256,643
                                                              ----------------
      SOUTH KOREA (10.2%)
            725  Cheil Communications, Inc.
                   (Commercial Svcs.)                                  174,597
          9,007  Industrial Bank of Korea (Finance)                    132,784
         12,700  Korea Electric Power Corp. (Utilities)                191,008
          2,200  Kookmin Bank (Finance)                                123,068
          1,900  Kookmin Bank, A.D.R. (Finance)                        106,495
          2,800  POSCO, A.D.R. (Non-Energy Minerals)                   333,144
          1,080  Samsung Electronics (Electronic Tech.)                679,396
          5,600  Shinhan Financial Group (Finance)                     295,734
            310  Shinsegae Co., Ltd. (Retail Trade)                    195,325
          3,100  SK Telecom Co., A.D.R. (Communications)                66,991
                                                              ----------------
                                                                     2,298,542
                                                              ----------------
      TAIWAN (4.5%)
         79,777  Cathay Financial Holding Co., Ltd.
                   (Finance)                                           203,516
         31,525  Hon Hai Precision Industry Co., Ltd. G.D.R.
                   (Electronic Tech.)                                  354,658
         12,960  Hon Hai Precision Industry Co., Ltd.
                   (Electronic Tech.)                                   74,229
        111,362  Taiwan Semiconductor Co. (Electronic Tech.)           231,305
         16,034  Taiwan Semiconductor Manufacturing
                   Co., Ltd., A.D.R. (Electronic Tech.)                164,674
                                                              ----------------
                                                                     1,028,382
                                                              ----------------
      THAILAND (0.8%)
         42,000  Bangkok Bank Public Co., Ltd. (Finance)               185,422
                                                              ----------------
    EUROPE (7.4%)
      AUSTRIA (1.7%)
          2,900  Raiffeisen Intl. Bank Hldg. AG (Finance)              395,344
                                                              ----------------
      CZECH REPUBLIC (3.3%)
          4,000  Central European Media Enterprises, Ltd.
                   (Consumer Services) (3)                             340,920
          5,200  CEZ (Utilities)                                       396,892
                                                              ----------------
                                                                       737,812
                                                              ----------------
      POLAND (1.0%)
          3,900  Central European Distribution Corp. (3)
                   (Consumer Non-Durables)                             226,941
                                                              ----------------
      UNITED KINGDOM (1.4%)
          5,232  Anglo American p.l.c. (Non-Energy Minerals)           314,416
                                                              ----------------
    LATIN AMERICA (21.9%)
      ARGENTINA (1.9%)
          8,550  Tenaris S.A., A.D.R. (Industrial Svcs.)               426,217
                                                              ----------------

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
       QUANTITY  NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
      BRAZIL (11.5%)
          4,800  AES Tiete S.A. (Utilities)                            159,754
          9,916  Banco Bradesco S.A. (Finance)                         275,492
            137  Banco Bradesco S.A. Receipt (Finance)                   3,808
          2,100  Companhia Brasileira de Distribuicao Grupo
                   Pao de Acucar, A.D.R. (Retail Trade)                 85,974
          3,600  Companhia de Bebidas das Americas
                   (Consumer Non-Durables)                             271,980
         22,300  Companhia Vale do Rio Doce, A.D.R.
                   (Non-Energy Minerals)                               772,472
          3,883  Embraer de Aeronautica, A.D.R.
                   (Producer Mfg.)                                     153,417
         17,340  Petrobras (Energy Minerals)                           730,381
          1,500  Petrobras, A.D.R. (Energy Minerals)                   153,165
                                                              ----------------
                                                                     2,606,443
                                                              ----------------
      MEXICO (7.2%)
         10,000  America Movil, A.D.R. (Communications)                636,900
          6,400  Grupo Televisa S.A., A.D.R. (Consumer Svcs.)          155,136
          4,200  Homex, A.D.R. (Consumer Durables) (3)                 243,810
          5,900  NII Holdings, Inc. (Communications) (3)               187,502
          2,800  Telefonos de Mexico, A.D.R.
                   (Communications)                                    105,280
         72,540  Wal-Mart de Mexico (Retail Trade)                     305,898
                                                              ----------------
                                                                     1,634,526
                                                              ----------------
      PERU (1.3%)
          2,800  Southern Copper Corp.
                   (Non-Energy Minerals)                               290,724
                                                              ----------------
    NORTH AMERICA (0.3%)
      UNITED STATES (0.3%)
          4,661  VeriFone Holdings, Inc.
                   (Commercial Services) (3)                            73,970
                                                              ----------------

Total common stocks                                                 22,137,956
      (cost:  $13,017,432)                                    ----------------

CLOSED-END MUTUAL FUND (1.0%) (2)
          4,900  India Fund* (Consumer Services)                       222,558
      (cost:  $115,283)                                       ----------------

SHORT-TERM SECURITIES (1.3%) (2)
        285,000  Sit Money Market Fund, 2.89% (4)                      285,000
      (cost:  $285,000)                                       ----------------

Total investments in securities
      (cost:  $13,417,715)                                    $     22,645,514
                                                              ----------------


Other Assets and Liabilities, Net [+0.04%]                              10,182

                                                              ----------------
Total Net Assets                                              $     22,655,696
                                                              ================


                                                              ----------------
Aggregate Cost                                                      13,417,715
                                                              ----------------

Gross Unrealized Appreciation                                        9,931,397
Gross Unrealized Depreciation                                         (703,598)
                                                              ----------------
Net Unrealized Appreciation(Depreciation)                            9,227,799
                                                              ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31,2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (95.2%) (2)
    COMMERCIAL SERVICES (1.5%)
           15,100  FactSet Research Systems, Inc.                      813,437
           15,900  Getty Images, Inc. (3)                              508,800
                                                              ----------------
                                                                     1,322,237
                                                              ----------------
    COMMUNICATIONS (4.3%)
           85,400  Centennial Communications Corp. (3)                 504,714
           14,900  NII Holdings, Inc. (3)                              473,522
           62,650  SBA Communications Corp. (3)                      1,868,849
           62,900  Time Warner Telecom, Inc. (3)                       974,321
                                                              ----------------
                                                                     3,821,406
                                                              ----------------
    CONSUMER NON-DURABLES (1.4%)
           36,300  Hansen Natural Corp. (3)                          1,281,390
                                                              ----------------
    CONSUMER SERVICES (2.2%)
            4,975  Capella Education Co. (3)                           271,635
           17,000  DeVry, Inc.                                         711,280
           20,700  Life Time Fitness, Inc. (3)                         646,047
            2,400  Strayer Education, Inc.                             366,000
                                                              ----------------
                                                                     1,994,962
                                                              ----------------
    ELECTRONIC TECHNOLOGY (11.1%)
          109,900  Arris Group, Inc. (3)                               639,618
           44,600  CommScope, Inc. (3)                               1,553,418
           27,700  Compellent Technologies, Inc. (3)                   346,250
           46,600  Intersil Corp.                                    1,196,222
           59,400  Microsemi Corp. (3)                               1,354,320
           43,300  MICROS Systems, Inc. (3)                          1,457,478
           42,600  Radyne Corp. (3)                                    362,952
           28,000  Silicon Laboratories, Inc. (3)                      883,120
           15,750  Silicon Motion Technology Corp. (3)                 222,390
          112,850  Sonus Networks, Inc. (3)                            388,204
           30,300  Trimble Navigation, Ltd. (3)                        866,277
           25,200  Varian Semiconductor Equip. Assoc.,
                     Inc. (3)                                          709,380
                                                              ----------------
                                                                     9,979,629
                                                              ----------------
    ENERGY MINERALS (8.2%)
           84,100  Arena Resources, Inc. (3)                         3,255,511
           60,600  Cano Petroleum, Inc. (3)                            283,608
           57,900  Frontier Oil Corp.                                1,578,354
           65,400  Southwestern Energy Co. (3)                       2,203,326
                                                              ----------------
                                                                     7,320,799
                                                              ----------------
    FINANCE (7.9%)
           19,775  Affiliated Managers Group, Inc. (3)               1,794,384
           42,100  Aspen Insurance Holdings, Ltd.                    1,110,598
           47,000  Boston Private Financial Holdings, Inc.             497,730
           17,900  FCStone Group, Inc. (3)                             495,830
           16,500  Hanover Insurance Group, Inc                        678,810
           26,300  National Financial Partners Corp.                   590,961
          104,600  TCF Financial Corp.                               1,874,432
                                                              ----------------
                                                                     7,042,745
                                                              ----------------
    HEALTH SERVICES (5.3%)
           28,200  Allscripts Healthcare Solutions, Inc. (3)           291,024
           10,400  Covance, Inc. (3)                                   862,888
           11,300  Healthways, Inc. (3)                                399,342
            7,100  Pharmaceutical Product Development, Inc.            297,490
           30,500  Psychiatric Solutions, Inc. (3)                   1,034,560
           21,800  Stericycle, Inc. (3)                              1,122,700
           28,200  VCA Antech, Inc. (3)                                771,270
                                                              ----------------
                                                                     4,779,274
                                                              ----------------
    HEALTH TECHNOLOGY (17.7%)
            4,000  Alexion Pharmaceuticals, Inc. (3)                   237,200
           56,400  Amylin Pharmaceuticals, Inc. (3)                  1,647,444
           10,000  BioMarin Pharmaceutical, Inc. (3)                   353,700
           29,800  Celgene Corp. (3)                                 1,826,442
           57,010  CryoLife, Inc. (3)                                  535,894
           41,900  ev3, Inc. (3)                                       341,066

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31,2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
           16,300  Gen-Probe, Inc. (3)                                 785,660
           26,700  Hansen Medical, Inc. (3)                            375,402
           19,300  Hologic, Inc. (3)                                 1,073,080
           12,100  ICON, A.D.R. (3)                                    785,169
            6,600  Intuitive Surgical, Inc. (3)                      2,140,710
           28,300  Lifecell Corp. (3)                                1,189,449
           24,000  Northstar Neuroscience, Inc. (3)                     37,920
           49,600  NuVasive, Inc. (3)                                1,711,696
           49,600  PerkinElmer, Inc.                                 1,202,800
           39,600  The Spectranetics Corp. (3)                         331,056
           24,196  SurModics, Inc. (3)                               1,013,328
           23,800  Thoratec Corp. (3)                                  340,102
                                                              ----------------
                                                                    15,928,118
                                                              ----------------
    INDUSTRIAL SERVICES (8.4%)
            9,000  Atwood Oceanics, Inc. (3)                           825,480
           20,700  Chicago Bridge & Iron Co.                           812,268
           13,400  Core Laboratories N.V. (3)                        1,598,620
           49,800  Flotek Industries, Inc. (3)                         726,582
           21,300  Lufkin Industries, Inc.                           1,359,366
           19,200  McDermott International, Inc. (3)                 1,052,544
           35,600  URS Corp. (3)                                     1,163,764
                                                              ----------------
                                                                     7,538,624
                                                              ----------------
    NON-ENERGY MINERALS (1.8%)
            8,500  Haynes International, Inc. (3)                      466,480
           25,200  RTI International Metals, Inc. (3)                1,139,292
                                                              ----------------
                                                                     1,605,772
                                                              ----------------
    PROCESS INDUSTRIES (1.8%)
           27,200  Darling International, Inc. (3)                     352,240
           58,900  Landec Corp. (3)                                    496,527
           30,600  Zoltek Companies, Inc. (3)                          811,512
                                                              ----------------
                                                                     1,660,279
                                                              ----------------
    PRODUCER MANUFACTURING (9.8%)
           33,925  AMETEK, Inc.                                      1,489,647
           20,800  Ampco-Pittsburgh Corp.                              894,192
           14,200  Anixter International, Inc. (3)                     909,368
           23,700  IDEX Corp.                                          727,353
           29,850  Kaydon Corp.                                      1,310,714
           29,986  Rofin-Sinar Technologies, Inc. (3)                1,346,371
           17,200  Roper Industries, Inc.                            1,022,368
           14,000  Teledyne Technologies, Inc. (3)                     658,000
           17,000  Woodward Governor Co.                               454,240
                                                              ----------------
                                                                     8,812,253
                                                              ----------------
    RETAIL TRADE (2.2%)
           36,500  GameStop Corp. (3)                                1,887,415
            3,300  Jos. A. Bank Clothiers, Inc. (3)                     67,650
                                                              ----------------
                                                                     1,955,065
                                                              ----------------
    TECHNOLOGY SERVICES (9.2%)
           55,500  ANSYS, Inc. (3)                                   1,915,860
           47,700  Citrix Systems, Inc. (3)                          1,399,041
           23,000  Concur Technologies, Inc. (3)                       714,150
           96,450  Informatica Corp. (3)                             1,645,437
           17,800  j2 Global Communications, Inc. (3)                  397,296
           38,800  Quest Software, Inc. (3)                            507,116
            4,600  SAVVIS, Inc. (3)                                     74,842
           15,600  Syntel, Inc.                                        415,740
           30,200  The Ultimate Software Group, Inc. (3)               907,812
           18,200  ValueClick, Inc. (3)                                313,950
                                                              ----------------
                                                                     8,291,244
                                                              ----------------
    TRANSPORTATION (0.8%)
           36,200  UTI Worldwide, Inc.                                 726,896
                                                              ----------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31,2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
    UTILITIES (1.6%)
           23,700  Equitable Resources, Inc.                         1,395,930
                                                              ----------------

Total common stocks
      (cost: $74,878,947)                                           85,456,623
                                                              ----------------

SHORT-TERM SECURITIES (5.0%) (2)
        4,487,000  Sit Money Market Fund, 2.89% (4)                  4,487,000
      (cost:  $4,487,000)                                     ----------------


Total investments in securities
      (cost: $79,365,947)                                     $     89,943,623
                                                              ----------------


Other Assets and Liabilities, Net [-0.2%]                             (183,081)

                                                              ----------------
Total Net Assets                                              $     89,760,542
                                                              ================


                                                              ----------------
Aggregate Cost                                                      79,365,947
                                                              ----------------

Gross Unrealized Appreciation                                       20,722,956
Gross Unrealized Depreciation                                      (10,145,280)
                                                              ----------------
Net Unrealized Appreciation(Depreciation)                           10,577,677
                                                              ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (93.9%) (2)

   COMMUNICATIONS (3.3%)
        11,500  AT&T, Inc.                                             440,450
        25,500  Verizon Communications, Inc.                           929,475
        12,600  Vodafone Group, A.D.R.                                 371,826
                                                              ----------------
                                                                     1,741,751
                                                              ----------------
   CONSUMER NON-DURABLES (9.6%)
         7,900  Colgate-Palmolive Co.                                  615,489
         7,900  Diageo p.l.c.                                          642,428
        10,800  General Mills, Inc.                                    646,704
         9,100  Kimberly-Clark Corp.                                   587,405
        10,900  PepsiCo, Inc.                                          786,980
        17,100  Procter & Gamble Co.                                 1,198,197
         6,800  VF Corp.                                               527,068
                                                              ----------------
                                                                     5,004,271
                                                              ----------------
CONSUMER SERVICES (2.0%) (2)
        11,700  McDonald's Corp.                                       652,509
        27,300  Pearson, A.D.R.                                        370,734
                                                              ----------------
                                                                     1,023,243
                                                              ----------------
   ELECTRONIC TECHNOLOGY (4.8%)
        10,300  Analog Devices, Inc.                                   304,056
         6,300  Hewlett-Packard Co.                                    287,658
        22,000  Intel Corp.                                            465,960
         4,700  International Business Machines Corp.                  541,158
         4,000  Nokia Corp., A.D.R.                                    127,320
        11,800  Qualcomm, Inc.                                         483,800
        13,200  Xilinx, Inc.                                           313,500
                                                              ----------------
                                                                     2,523,452
                                                              ----------------
   ENERGY MINERALS (10.2%)
        17,600  Atlas Energy Resources, LLC                            545,600
        14,700  Chevron Corp.                                        1,254,792
        21,800  Marathon Oil Corp.                                     994,080
        16,200  Occidental Petroleum Corp.                           1,185,354
        12,200  Total S.A.                                             902,922
         6,775  XTO Energy, Inc.                                       419,102
                                                              ----------------
                                                                     5,301,850
                                                              ----------------
   FINANCE (18.7%)
        15,400  ACE, Ltd.                                              847,924
        17,100  AllianceBernstein Holding, LP                        1,083,798
        21,100  Aspen Insurance Holdings, Ltd.                         556,618
        15,100  Bank of New York Mellon Corp.                          630,123
        16,600  Citigroup, Inc.                                        355,572
         5,300  Franklin Resources, Inc.                               514,047
        14,600  IPC Holdings, Ltd.                                     408,800
        14,750  J.P. Morgan Chase & Co.                                633,512
        15,500  Lincoln National Corp.                                 806,000
        10,700  Macquarie Infrastructure Co. Trust                     311,691
         7,900  Morgan Stanley                                         361,030
        20,100  New York Community Bancorp, Inc.                       366,222
         5,700  Northern Trust Corp.                                   378,879
         4,400  PartnerRe, Ltd.                                        335,720
        16,400  TCF Financial Corp.                                    293,888
        17,600  U.S. Bancorp                                           569,536
        26,500  Wells Fargo & Co.                                      771,150
        13,500  Zenith National Insurance Corp.                        484,110
                                                              ----------------
                                                                     9,708,620
                                                              ----------------
   HEALTH SERVICES (2.0%)
         9,200  McKesson Corp.                                         481,804
         7,700  Owens & Minor, Inc.                                    302,918
         8,600  Quality Systems, Inc.                                  256,882
                                                              ----------------
                                                                     1,041,604
                                                              ----------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
   HEALTH TECHNOLOGY (11.5%)
        14,600  Abbott Laboratories                                    805,190
         8,400  Becton, Dickinson & Co.                                721,140
         3,400  C.R. Bard, Inc.                                        327,760
         9,850  Eli Lilly and Co.                                      508,162
        18,200  Johnson & Johnson, Inc.                              1,180,634
        14,200  Medtronic, Inc.                                        686,854
        17,800  Merck & Co., Inc.                                      675,510
        13,500  Novartis AG, A.D.R.                                    691,605
        16,500  PerkinElmer, Inc.                                      400,125
                                                              ----------------
                                                                     5,996,980
                                                              ----------------
   INDUSTRIAL SERVICES (3.1%)
         4,300  Diamond Offshore Drilling, Inc.                        500,520
        16,100  Halliburton Co.                                        633,213
         7,300  Lufkin Industries, Inc.                                465,886
                                                              ----------------
                                                                     1,599,619
                                                              ----------------
   NON-ENERGY MINERALS (1.0%)
         2,500  Southern Peru Copper Corp.                             259,575
         6,700  Teck Cominco, Ltd.                                     274,432
                                                              ----------------
                                                                       534,007
                                                              ----------------
   PROCESS INDUSTRIES (0.8%)
         7,000  Compass Minerals International, Inc.                   412,860
                                                               ---------------
   PRODUCER MANUFACTURING (13.6%)
         5,200  3M Co.                                                 411,580
        15,900  ABB, Ltd., A.D.R.                                      428,028
         8,800  Deere & Co.                                            707,872
        15,600  Emerson Electric Co.                                   802,776
         9,800  General Dynamics Corp.                                 817,026
        48,800  General Electric Co.                                 1,806,088
         7,100  Honeywell International Inc.                           400,582
         8,000  Lockheed Martin Corp.                                  794,400
        13,200  United Technologies Corp.                              908,424
                                                              ----------------
                                                                     7,076,776
                                                              ----------------
   RETAIL TRADE (1.7%)
         6,800  Best Buy Co., Inc.                                     281,928
         4,200  Costco Wholesale Corp.                                 272,874
         9,800  TJX Co                                                 324,086
                                                              ----------------
                                                                       878,888
                                                              ----------------
   TECHNOLOGY SERVICES (4.3%)
        13,600  Accenture, Ltd.                                        478,312
         5,500  Automatic Data Processing, Inc.                        233,145
        45,300  Microsoft Corp.                                      1,285,614
         9,222  Syntel, Inc.                                           245,766
                                                              ----------------
                                                                     2,242,837
                                                              ----------------
   TRANSPORTATION (2.7%)
         5,400  Burlington Northern Santa Fe Corp.                     497,988
         6,000  C.H. Robinson Worldwide                                326,400
         7,700  Tsakos Energy Navigation, Ltd.                         236,852
         4,550  United Parcel Service, Inc.                            332,241
                                                              ----------------
                                                                     1,393,481
                                                              ----------------
   UTILITIES (4.6%)
        23,800  Cheniere Energy Partners                               355,096
         7,200  Enel S.p.A.                                            383,337
         9,400  Equitable Resources, Inc.                              553,660
         7,300  Exelon Corp.                                           593,271
        11,600  ONEOK, Inc.                                            517,708
                                                              ----------------
                                                                     2,403,072
                                                              ----------------

Total common stocks                                                 48,883,311
   (cost:  $46,133,303)                                       ----------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------

CONVERTIBLE BONDS (0.6%) (2)
       315,000  Flotek Industries, 5.25%, 2/15/28                      292,950
   (cost:  $315,000)                                          ----------------

CLOSED-END MUTUAL FUNDS (1.7%) (2)
        29,950  Kayne Anderson MLP Invest. Co.                         879,032
   (cost:  $852,013)                                          ----------------

SHORT-TERM SECURITIES (3.4%) (2)
     1,751,000  Sit Money Market Fund, 2.89% (3)                     1,751,000
   (cost:  $1,751,000)                                        ----------------

Total investments in securities
   (cost:  $49,051,316)                                       $     51,806,293
                                                              ----------------


Other Assets and Liabilities, Net [+0.5%]                              242,198

                                                              ----------------
Total Net Assets                                              $     52,048,491
                                                              ================


                                                              ----------------
Aggregate Cost                                                      49,051,316
                                                              ----------------

Gross Unrealized Appreciation                                        4,438,874
Gross Unrealized Depreciation                                       (1,683,897)
                                                              ----------------
Net Unrealized Appreciation(Depreciation)                            2,754,977
                                                              ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:     /s/ Paul E. Rasmussen
        ----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Paul E. Rasmussen
        ----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 28, 2008

By:     /s/ Eugene C. Sit
        ----------------------------
        Eugene C. Sit
        Chairman

Date:   April 28, 2008